Income Taxes (Details) - Schedule of effective statutory rate and the provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective statutory rate and the provision for income taxes [Abstract]
Income tax (benefit) liability at U.S. statutory rate of 21%	$ 819,786	$ (637,879)
Income tax (benefit) liability – state	253,743	(197,439)
Permanent differences	(20,893)	457,798
Change in valuation allowance	(1,027,760)	377,520
Total provision for income tax	$ 24,876